Income Taxes - Summary of Components of Income Tax Expense (Benefit) (FY) (Details) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	[1]	Sep. 30, 2024	Sep. 30, 2023	[1]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Federal							$ 0	$ 0	$ 0
State							93,000	0	0
Foreign							0	(341,000)	241,000
Current income tax expense (benefit)							93,000	(341,000)	241,000
Deferred
Federal							0	131,766,000	(508,000)
State							0	47,652,000	(334,000)
Foreign							0	0	0
Deferred income tax expense (benefit)							0	179,418,000	(842,000)
Provision for (benefit from) income taxes	$ 21,000	$ 0		$ 72,000	$ 0		$ 93,000	$ 179,077,000	$ (601,000)

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.